                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02338

                       -----------------------------------


                           Allmerica Securities Trust
                              (Name of Registrant)

                       -----------------------------------

                               440 Lincoln Street
                         Worcester, Massachusetts 01653
                    (Address of Principal Executive Offices)

                       -----------------------------------

                            George M. Boyd, Secretary
                               Allmerica Financial
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Name and Address of Agent for Service)

                       ----------------------------------

               Registrant's Telephone Number, including Area Code:
                                 (508) 855-1000

                       -----------------------------------


Date of Fiscal Year End: December 31
                         -----------

Date of Reporting Period: June 30, 2003
                          -------------

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

         Allmerica Securities Trust
         Semi-Annual Report
         June 30, 2003

                                                   -----------------------------
Allmerica Financial                                Semi-Annual Report
--------------------------------------------------------------------------------
  June 30, 2003                                    . Allmerica Securities Trust


AST

                                                                            2003

                                                                        [LOGO]
                                                                       ALLMERICA
                                                                       FINANCIAL

                               TABLE OF CONTENTS


                        Trust Information.........    2

                        A Letter from the Chairman    3

                        Trust Overview............    4

                        Financials................  F-1

                        Regulatory Disclosures and
                          Shareholder Information. F-12

                               TRUST INFORMATION



BOARD OF TRUSTEES
John P. Kavanaugh, Chairman
P. Kevin Condron*
Jocelyn S. Davis*
Cynthia A. Hargadon*
T. Britton Harris IV*
Gordon Holmes*
Mark A. Hug
Attiat F. Ott*
Ranne P. Warner*

OFFICERS
John P. Kavanaugh, President
Richard J. Litchfield, Vice President
Ann K. Tripp, Vice President
Donald P. Wayman, Vice President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

INVESTMENT MANAGER
Opus Investment Management, Inc.
440 Lincoln Street, Worcester, MA 01653

REGISTRAR AND TRANSFER, DIVIDEND DISBURSING AND REINVESTMENT AGENT The Bank of New York
P.O. Box 11258
Church Street Station, New York, NY 10286

ADMINISTRATOR AND CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

*Independent Trustees

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Ropes & Gray
One International Place, Boston, MA 02110

SHAREHOLDER INQUIRIES MAY BE DIRECTED TO:
The Bank of New York Shareholder Relations Dept.-11E
P.O. Box 11258
Church Street Station, New York, NY 10286
1-800-432-8224

                          A LETTER FROM THE CHAIRMAN


Dear Client:

The global economy continued to sputter during the first half of 2003. At the June economic summit in France, five of the eight leading industrialized nations were either in recession or suffering from slow economic growth. Some European and Japanese officials expressed concern that a continued decline in the value of the already weak U.S. dollar could delay any global recovery. When SARS appeared in China, the country's economic growth decelerated and exports declined throughout the region. As the effects of deflation continued to wreak havoc on Japan's economy, many companies struggled to remain viable. Global stock markets dropped precipitously in the first quarter, but evolving worldwide events triggered a strong second quarter rally, leaving many indices in positive territory for the first half of 2003. Japan's Nikkei Average finished the period up 6.48%, Hong Kong's Hang Seng Index was higher by 5.60%, Germany's DAX Index rose 11.34%, England's FTSE Index gained 4.81% and France's CAC 40 Index was up 3.08%.

During the period, business spending remained on hold as the United States led a war against the leaders of Iraq. When coalition forces achieved rapid success on the battlefield, several analysts predicted a surge in post-war economic activity on the home front. Consumer confidence did spike when the major fighting ended, but a stalled labor market and a continued lack of corporate investment limited the extent of the rebound. The U.S. unemployment rate reached 6.1% during the six-month period, as sluggish demand resulted in additional layoffs. In an effort to stimulate economic growth and create jobs, the U.S. Congress passed a $350 billion tax cut package and the Federal Reserve Board cut the federal funds rate by 0.25%, to a low 1.00%. The U.S. stock and bond markets seemed to be signaling better times ahead, as they posted solid returns for the first six months of 2003. The S&P 500(R) Index finished up 11.77%, the Nasdaq Composite Index was higher by 21.82% and the Lehman Brothers Aggregate Bond Index gained 3.92%.

Interest rates continued to fall during the first half of 2003, punctuated by the Federal Reserve Board's cut of the target federal funds rate by 0.25% in June. During this period of declining interest rates, Allmerica Securities Trust produced a dividend yield that was competitive with other income-oriented investments. Although it underperformed its benchmark, the Lehman Brothers U.S. Credit Index, Allmerica Securities Trust produced a total return of 6.13% for the first six months of 2003.

On behalf of the Board of Trustees,
/s/ John P. Kavanaugh

John P. Kavanaugh

Chairman of the Board

Allmerica Securities Trust

                          ALLMERICA SECURITIES TRUST

The Allmerica Securities Trust returned 6.13% for the first half of 2003, underperforming its benchmark, the Lehman Brothers U.S. Credit Index, which returned 7.32%.

The first quarter of 2003 was marked by economic and political uncertainty. The buildup to the war with Iraq, coupled with an economy on the brink of recessionary relapse, increased volatility in the market. The strong second quarter was powered by lower interest rates across the board, punctuated by the Federal Reserve Board cutting the federal funds rate by 0.25% to a low 1.00%. Many analysts believed that economic activity would pick up after the major fighting in Iraq ended, but signs of economic revival were not plentiful. The credit sector led the way in terms of outperformance against Treasury securities during the period. Investors continued to find value in corporate bonds as Treasury yields plummeted and corporate earnings reports came in slightly better than expected. During the first quarter, the wireless, refining and media-cable sectors performed best, while utilities and finance led the way in outperformance during the second quarter. The Trust benefited from the migration to corporate bonds since it was overweighted in that asset class.

BBB-rated bonds performed best during the period, as investors sought the highest-yielding sectors amidst one of the lowest absolute yield environments most have ever witnessed. The Trust was more heavily invested in the higher quality corporate securities and therefore did not get the benefit of owning the weaker bonds that produced the biggest advances. All other spread sectors posted excess returns over Treasury securities during the six-month period. The Trust had a small exposure to these other sectors and benefited from the excess return.
                         Average Annual Total Returns

                                                    1 Year 5 Year 10 Year
      Allmerica Securities Trust                    10.18%  4.96%  6.49%
      Lehman Brothers U.S. Credit Index             15.59%  7.92%  7.74%
      Lipper Corporate Debt Funds BBB-Rated Average 12.89%  6.14%  6.92%

                            Historical Performance

                                       Total Return    Total Return
                                 on Net Asset Value on Market Value
            1998                              8.47%          11.13%
            1999                            (1.42)%        (13.75)%
            2000                              6.76%          23.76%
            2001                              4.41%           6.00%
            2002                              5.54%           2.11%
            2003 (As of June 30)              6.13%           8.72%

The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. The Lipper Corporate Debt Funds BBB-Rated Average is a non-weighted index of funds within the Corporate Debt Funds BBB-Rated category.
Portfolio composition is subject to change.


Investment Manager
Opus Investment Management, Inc.

About the Trust
Seeks to generate a high rate of current income for distribution to shareholders.

                             Portfolio Composition

As of June 30, 2003, the sector allocation of net assets was:

                                    [CHART]

Corporate Notes & Bonds                             68%
U.S. Government & Agency Obligations                12%
Asset-Backed & Mortgage-Backed Securities            8%
Foreign Bonds                                        7%
Foreign Government Obligations                       3%
Other                                                2%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financials

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS      (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (I) - 0.4%
            FREDDIE MAC - 0.4%
$ 198,344   5.00%, 05/15/21                           NR           $      204,720
  211,373   6.00%, 10/15/07                           NR                  219,596
                                                                   --------------
                                                                          424,316
                                                                   --------------
            TOTAL U.S. GOVERNMENT AGENCY
            MORTGAGE-BACKED OBLIGATIONS                                   424,316
            (Cost $425,180)                                        --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.1%

            FANNIE MAE - 4.1%
  870,000   2.88%, 10/15/05                           Aaa                 895,975
  275,000   3.70%, 11/01/07                           Aaa                 284,571
1,950,000   4.63%, 05/01/13                           Aa2               2,005,417
  575,000   6.38%, 06/15/09                           Aaa                 680,973
                                                                   --------------
                                                                        3,866,936
                                                                   --------------

            FEDERAL HOME LOAN BANK - 3.6%
1,350,000   2.25%, 05/15/06                           NR                1,368,423
1,625,000   7.63%, 05/14/10                           Aaa               2,050,048
                                                                   --------------
                                                                        3,418,471
                                                                   --------------

            FREDDIE MAC - 0.3%
  225,000   6.25%, 03/05/12                           Aa2                 247,792
                                                                   --------------

            U.S. TREASURY BOND - 3.7%
  650,000   5.25%, 02/15/29                           NR                  707,764
  225,000   6.00%, 02/15/26                           NR                  268,954
1,000,000   6.25%, 08/15/23                           NR                1,224,922
  950,000   7.25%, 08/15/22                           NR                1,287,139
                                                                   --------------
                                                                        3,488,779
                                                                   --------------

            U.S. TREASURY NOTE - 0.4%
  350,000   4.38%, 08/15/12 (a)                       NR                  375,279
                                                                   --------------
            TOTAL U.S. GOVERNMENT AND AGENCY
            OBLIGATIONS                                                11,397,257
            (Cost $11,101,712)                                     --------------

CORPORATE NOTES AND BONDS - 67.8%

            AEROSPACE & Defense - 1.1%
  450,000   Northrop Grumman Corp.
            7.13%, 02/15/11                           Baa3                539,064
  500,000   Raytheon Co.
            5.38%, 04/01/13                           Baa3                528,909
                                                                   --------------
                                                                        1,067,973
                                                                   --------------

            AUTOMOTIVE - 1.2%
  500,000   DaimlerChrysler North America
            Holding Corp.
            8.50%, 01/18/31                           A3                  597,500
  500,000   General Motors Corp. (a)
            7.20%, 01/15/11                           Baa1                503,963
                                                                   --------------
                                                                        1,101,463
                                                                   --------------
            BANKING - 10.9%
  450,000   Bank of America Corp.
            4.88%, 09/15/12                           Aa2                 474,915
  450,000   Bank of New York Co., Inc.
            3.75%, 02/15/08                           Aa3                 468,515
1,000,000   Bank of New York Co., Inc.
            6.38%, 04/01/12                           A1                1,161,258
  450,000   BB&T Corp. (b)
            6.38%, 06/30/05                           A2                  488,529
  450,000   Capital One Financial Corp.
            7.25%, 12/01/03                           Baa3                456,161
  500,000   Citifinancial
            6.75%, 07/01/07                           Aa1                 573,327
  655,000   Fifth Third Bank
            4.50%, 06/01/18                           Aa3                 642,421
  500,000   Firstar Corp.
            7.13%, 12/01/09                           Aa3                 604,440
  500,000   Inter-American Development Bank
            4.38%, 09/20/12                           Aaa                 528,395
   85,000   MBNA Corp.
            7.50%, 03/15/12                           Baa2                100,752
  350,000   MBNA Corp., MTN
            6.25%, 01/17/07                           Baa2                384,859
  420,000   National City Bank of Indiana
            4.88%, 07/20/07                           Aa3                 450,450
  174,000   National City Corp.
            5.75%, 02/01/09                           A2                  198,049
  250,000   Northern Trust Co.
            6.65%, 11/09/04                           Aa3                 267,393
  200,000   Suntrust Banks, Inc.
            6.38%, 04/01/11                           Aa3                 233,178
  125,000   Suntrust Banks, Inc.
            7.75%, 05/01/10                           A1                  155,401
  500,000   U.S. Bancorp
            5.10%, 07/15/07                           Aa3                 546,538
  455,000   US Bank National Cincinnati
            6.50%, 02/01/08                           Aa3                 524,571
  475,000   Wachovia Bank N.A.
            4.85%, 07/30/07                           Aa2                 513,261
  455,000   Washington Mutual Bank FA
            5.50%, 01/15/13                           A3                  496,004
  450,000   Wells Fargo & Co.
            5.13%, 02/15/07                           Aa2                 492,289
  450,000   Wells Fargo & Co.
            5.13%, 09/01/12                           Aa3                 484,659
                                                                   --------------
                                                                       10,245,365
                                                                   --------------

            BEVERAGES, FOOD & Tobacco - 3.6%
  450,000   Anheuser-Busch Cos., Inc.
            4.63%, 02/01/15                           A1                  470,322
  445,000   Bottling Group LLC (a) (c)
            4.63%, 11/15/12                           A3                  465,114
  500,000   Conagra Foods, Inc.
            7.50%, 09/15/05                           Baa1                557,573
  450,000   Diageo Capital, Plc
            3.50%, 11/19/07                           A2                  463,123
  460,000   General Mills, Inc.
            6.00%, 02/15/12                           Baa2                519,321

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-1

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
---------------------------------------------------------------------------------
            BEVERAGES, FOOD &
            TOBACCO (CONTINUED)
$ 830,000   Unilever Capital Corp.
            5.90%, 11/15/32                           A1           $      893,673
                                                                   --------------
                                                                        3,369,126
                                                                   --------------

            CHEMICALS - 2.0%
  250,000   Du Pont (E.I.) De Nemours and Co.
            3.38%, 11/15/07                           Aa3                 257,214
  250,000   Du Pont (E.I.) De Nemours and Co.
            4.13%, 03/06/13                           Aa3                 251,131
  200,000   Du Pont (E.I.) De Nemours and Co.
            8.25%, 09/15/06                           Aa3                 237,596
1,000,000   Praxair, Inc.
            6.63%, 10/15/07                           A3                1,143,947
                                                                   --------------
                                                                        1,889,888
                                                                   --------------
            COMMERCIAL SERVICES - 1.9%
  500,000   Allied Waste North America
            8.50%, 12/01/08                           Ba3                 537,500
  750,000   Pitney Bowes, Inc.
            4.75%, 05/15/18                           Aa3                 765,199
  490,000   USA Waste Services, Inc.
            7.00%, 10/01/04                           Baa3                519,656
                                                                   --------------
                                                                        1,822,355
                                                                   --------------

            COSMETICS & PERSONAL CARE - 2.2%
  450,000   Gillette Co.
            2.88%, 03/15/08                           Aa3                 452,057
  300,000   Procter & Gamble Co.
            4.75%, 06/15/07                           Aa3                 324,827
1,000,000   Procter & Gamble Co.
            8.50%, 08/10/09                           Aa3               1,284,123
                                                                   --------------
                                                                        2,061,007
                                                                   --------------
            ELECTRIC UTILITIES - 6.9%
  550,000   Amerenenergy Generating
            7.75%, 11/01/05                           A3                  615,906
  500,000   Baltimore Gas & Electric Co.
            5.20%, 06/15/33                           A2                  478,118
  425,000   Detroit Edison Co.
            6.13%, 10/01/10                           A3                  485,283
  535,000   Dominion Resources, Inc.
            7.60%, 07/15/03                           Baa1                536,066
  500,000   Duke Energy Corp.
            7.50%, 08/16/05                           Baa2                546,752
  563,466   East Coast Power LLC
            7.07%, 03/31/12                           Ba2                 580,370
  420,000   Exelon Corp.
            6.75%, 05/01/11                           Baa2                485,935
  225,000   Florida Power & Light
            6.88%, 12/01/05                           Aa3                 251,184
  600,000   Gulf States Utilities
            8.25%, 04/01/04                           Baa3                628,589
  750,000   Nisource Finance Corp.
            7.88%, 11/15/10                           Baa3                885,525
  500,000   Pinnacle Partners (c)
            8.83%, 08/15/04                           Ba2                 518,750
  450,000   PSEG Energy Holdings (c)
            7.75%, 04/16/07                           Baa3                475,875
                                                                   --------------
                                                                        6,488,353
                                                                   --------------
            ENTERTAINMENT & LEISURE - 2.3%
  755,000   AOL Time Warner, Inc. (a)
            6.15%, 05/01/07                           Baa1                849,322
  500,000   Harrah's Operating Co., Inc.
            7.13%, 06/01/07                           Baa3                565,567
  350,000   Park Place Entertainment Corp. (a)
            8.13%, 05/15/11                           Ba2                 384,125
  300,000   Time Warner Cos., Inc.
            7.57%, 02/01/24                           Baa1                339,558
                                                                   --------------
                                                                        2,138,572
                                                                   --------------
            FINANCIAL SERVICES - 7.9%
  500,000   American Express Co.
            3.75%, 11/20/07                           A1                  521,029
  200,000   American Express Credit Corp.
            3.00%, 05/16/08                           Aa3                 201,378
  535,000   CIT Group, Inc. (a)
            4.00%, 05/08/08                           A2                  544,830
  460,000   Ford Motor Credit Co. (a)
            6.50%, 01/25/07                           A3                  483,977
  400,000   Ford Motor Credit Co.
            6.88%, 02/01/06                           A3                  424,240
  825,000   Ford Motor Credit Co.
            7.25%, 10/25/11                           A3                  848,160
  500,000   General Electric Capital Corp., MTN
            4.25%, 01/15/08                           Aaa                 529,609
  500,000   General Electric Capital Corp.
            8.75%, 05/21/07                           Aaa                 610,227
  500,000   Household Finance Corp.
            8.00%, 07/15/10                           A1                  620,265
  800,000   KFW International Finance, Inc.
            4.25%, 04/18/05                           Aaa                 838,675
  500,000   Mellon Funding Corp.
            5.00%, 12/01/14                           A2                  539,393
  550,000   Pitney Bowes Credit Corp.
            8.55%, 09/15/09                           Aa3                 688,563
  500,000   Toyota Motor Credit Corp.
            5.50%, 12/15/08                           Aa1                 566,017
                                                                   --------------
                                                                        7,416,363
                                                                   --------------

            FOOD RETAILERS - 1.6%
  450,000   Kroger Co.
            5.50%, 02/01/13                           Baa3                475,002
  450,000   Safeway, Inc.
            6.50%, 03/01/11                           Baa2                502,313

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-2

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
---------------------------------------------------------------------------------
            FOOD RETAILERS (CONTINUED)
$ 500,000   Safeway, Inc.
            9.65%, 01/15/04                           Baa3         $      519,595
                                                                   --------------
                                                                        1,496,910
                                                                   --------------
            FOREST PRODUCTS & PAPER - 3.5%
  500,000   International Paper Co. (c)
            5.30%, 04/01/15                           Baa2                514,047
  350,000   International Paper Co.
            7.50%, 05/15/04                           Baa2                366,492
  500,000   Kimberly-Clark Corp.
            7.10%, 08/01/07                           Aa2                 585,238
  750,000   Rock-Tenn Co.
            5.63%, 03/15/13                           Baa3                780,928
  450,000   Weyerhaeuser Co.
            5.25%, 12/15/09                           Baa2                481,510
  500,000   Weyerhaeuser Co.
            6.75%, 03/15/12                           Baa2                567,600
                                                                   --------------
                                                                        3,295,815
                                                                   --------------
            HOME CONSTRUCTION, FURNISHINGS &
            APPLIANCES - 0.7%
  500,000   Pulte Corp.
            8.13%, 03/01/11                           Baa3                613,591
                                                                   --------------
            INSURANCE - 1.0%
  450,000   Marsh & McLennan Cos., Inc.
            4.85%, 02/15/13                           A2                  468,132
  450,000   UnitedHealth Group, Inc.
            7.50%, 11/15/05                           A3                  509,113
                                                                   --------------
                                                                          977,245
                                                                   --------------
            MEDIA - BROADCASTING &
            PUBLISHING - 3.1%
  270,000   Belo Corp.
            8.00%, 11/01/08                           Baa3                326,930
  500,000   Continental Cablevision, Inc.,
            Senior Notes
            8.30%, 05/15/06                           Baa3                575,369
  505,000   Cox Communications, Inc.
            7.13%, 10/01/12                           Baa2                603,037
  500,000   News America Holdings, Inc.
            7.38%, 10/17/08                           Baa3                590,624
  250,000   Viacom, Inc.
            5.50%, 05/15/33                           A3                  248,529
  450,000   Viacom, Inc.
            7.88%, 07/30/30                           A3                  587,975
                                                                   --------------
                                                                        2,932,464
                                                                   --------------
            OIL & GAS - 6.7%
  500,000   ANR Pipeline Co., Debenture
            9.63%, 11/01/21                           B1                  590,000
  375,000   Burlington Resources, Inc.
            7.40%, 12/01/31                           Baa1                469,150
  580,000   Conoco Funding Co.
            5.45%, 10/15/06                           A3                  640,248
  500,000   Conoco Funding Co.
            7.25%, 10/15/31                           A3                  628,136
  500,000   Enterprise Products
            8.25%, 03/15/05                           Baa2                548,984
  110,000   Occidental Petroleum Corp.
            5.88%, 01/15/07                           Baa2                122,110
  500,000   Occidental Petroleum Corp.
            6.50%, 04/01/05                           Baa2                540,111
  500,000   Oryx Energy Co.
            8.00%, 10/15/03                           Baa3                509,250
  175,000   Parker & Parsley Petroleum Co.
            8.88%, 04/15/05                           Ba1                 191,625
  625,000   Phillips Petroleum
            8.50%, 05/25/05                           A3                  704,029
  195,000   Seagull Energy, Inc.
            7.88%, 08/01/03                           Baa3                195,000
  600,000   Texaco Capital, Inc.
            8.25%, 10/01/06                           Aa3                 722,439
  400,000   XTO Energy, Inc.
            7.50%, 04/15/12                           Ba2                 454,000
                                                                   --------------
                                                                        6,315,082
                                                                   --------------
            PHARMACEUTICALS - 2.1%
  120,000   Johnson & Johnson
            6.73%, 11/15/23                           Aaa                 145,976
  750,000   Lilly (Eli) & Co.
            7.13%, 06/01/25                           Aa3                 948,689
  300,000   Wyeth Corp.
            4.13%, 03/01/08                           A3                  310,992
  150,000   Wyeth Corp.
            5.25%, 03/15/13                           A3                  158,506
  330,000   Zeneca Wilmington
            7.00%, 11/15/23                           Aa2                 403,102
                                                                   --------------
                                                                        1,967,265
                                                                   --------------
            RETAILERS - 2.3%
  500,000   J.C. Penney Co., Inc.
            7.38%, 08/15/08                           Ba3                 516,250
  500,000   Kohls Corp.
            6.00%, 01/15/33                           A3                  540,903
  450,000   Target Corp.
            6.35%, 11/01/32                           A2                  501,796
  450,000   Wal-Mart Stores, Inc.
            7.55%, 02/15/30                           Aa2                 594,311
                                                                   --------------
                                                                        2,153,260
                                                                   --------------
            SECURITIES BROKER - 2.5%
  450,000   Bear Stearns Cos., Inc.
            4.00%, 01/31/08                           A2                  470,716
  450,000   Goldman Sachs Group, Inc.
            5.70%, 09/01/12                           Aa3                 494,383
  333,153   Jones (Edward D.) & Co.,
            LP (d) (e)
            7.95%, 04/15/06                           NR                  362,594
  500,000   Lehman Brothers Holdings, Inc.
            4.00%, 01/22/08                           A2                  521,102

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-3

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
---------------------------------------------------------------------------------
            SECURITIES BROKER (CONTINUED)
$ 475,000   Morgan Stanley Dean Witter & Co.
            6.60%, 04/01/12                           Aa3          $      548,808
                                                                   --------------
                                                                        2,397,603
                                                                   --------------
            TELEPHONE SYSTEMS - 3.0%
  500,000   BellSouth Corp.
            6.88%, 10/15/31                           A1                  588,551
  680,000   Sprint Capital Corp.
            6.13%, 11/15/08                           Baa3                738,022
  120,000   Sprint Capital Corp.
            7.90%, 03/15/05                           Baa3                130,155
  500,000   Verizon Florida, Inc.
            6.13%, 01/15/13                           A1                  566,144
  150,000   Verizon Global Funding Corp.
            4.38%, 06/01/13                           A2                  149,577
  125,000   Verizon Wireless Capital (b)
            1.49%, 12/17/03                           A3                  124,960
  450,000   Vodafone Group, Plc
            5.38%, 01/30/15                           A2                  480,596
                                                                   --------------
                                                                        2,778,005
                                                                   --------------
            TRANSPORTATION - 1.3%
  500,000   Consolidated Rail Corp.
            9.75%, 06/15/20                           Baa2                689,326
  255,000   Union Pacific Corp.
            5.38%, 06/01/33                           Baa3                245,991
  250,000   Union Pacific Corp.
            6.63%, 02/01/08                           Baa3                285,358
                                                                   --------------
                                                                        1,220,675
                                                                   --------------
            TOTAL CORPORATE NOTES AND BONDS                            63,748,380
            (Cost $59,882,757)                                     --------------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (I) - 7.7%

1,000,000   American Airlines, Inc., Pass-
            Through Trust, Series 1991 - C2
            9.73%, 09/29/14                           Caa2                398,060
  570,000   Bear Stearns Commercial Mortgage
            Securities, Inc., Series 2002-PBW1,
            Class A2
            4.72%, 11/11/35                           Aaa                 597,514
  250,000   Bear Stearns Mortgage
            Securities, Inc., Series 1999-WF2,
            Class A2, CMO
            7.08%, 06/15/09                           Aaa                 296,901
  500,000   Chase Manhattan Auto Owner Trust,
            Series 2002-A, Class A4
            4.24%, 09/15/08                           Aaa                 525,838
  300,000   Citibank Credit Card Issuance
            Trust, Series 2000-Cl, CMO
            6.88%, 11/16/09                           Aaa                 352,104
  250,000   DaimlerChrysler Auto Trust, Series
            2002-B, Class A3
            2.93%, 06/06/06                           Aaa                 254,817
  500,000   General Electric Capital Commercial
            Mortgage Corp., Series 2002-1A,
            Class A3
            6.27%, 12/10/35                           Aaa                 579,756
   87,266   Green Tree Recreation Equipment &
            Consumer Trust, Series 1997-B,
            Class A1, CMO (f)
            6.55%, 07/15/28                           AAA                  87,413
  500,000   GS Mortgage Securities Corp. II,
            Series 1997-GL, Class A2D
            6.94%, 07/13/30                           Aaa                 574,896
  250,000   MBNA Master Credit Card Trust,
            Series 1995-C, Class A
            6.45%, 02/15/08                           Aaa                 273,199
  250,000   Morgan Stanley Dean Witter Capital
            I, Series 2002-TOP7, Class B, CMO
            6.08%, 01/15/39                           Aa2                 285,474
  750,000   Morgan Stanley Dean Witter Capital
            I, Series 2003-T0P9, Class A2,
            CMO (f)
            4.74%, 11/13/36                           AAA                 785,382
  420,000   Toyota Auto Receivables Owner
            Trust, Series 2002-B, Class A3
            3.76%, 06/15/06                           Aaa                 429,632
1,000,000   Union Acceptance Corp., Series
            2000-B, Class B
            7.73%, 01/08/08                           Aaa               1,071,015
1,013,838   United Air Lines, Inc., Pass-
            Through Certificate (g)
            9.30%, 03/22/08                           Caa2                251,655
  451,258   USAA Auto Owner Trust, Series
            2000-1, Class A4
            6.98%, 06/15/05                           Aaa                 460,762
                                                                   --------------
            TOTAL ASSET-BACKED AND
            MORTGAGE-BACKED SECURITIES                                  7,224,418
            (Cost $8,407,052)                                      --------------

FOREIGN GOVERNMENT OBLIGATIONS (J) - 2.9%

  450,000   Province of British Columbia
            5.38%, 10/29/08                           Aa2                 505,842
  550,000   Province of Manitoba
            4.25%, 11/20/06                           Aa2                 587,826
  500,000   Province of Ontario
            2.63%, 12/15/05                           Aa2                 510,373
  500,000   Province of Quebec
            6.13%, 01/22/11                           A1                  581,753
  500,000   Province of Quebec
            7.00%, 01/30/07                           A1                  581,131
                                                                   --------------
            TOTAL FOREIGN GOVERNMENT
            OBLIGATIONS                                                 2,766,925
            (Cost $2,527,329)                                      --------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-4

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
PAR VALUE                                        MOODY'S RATINGS     (NOTE 2)
----------------------------------------------------------------------------------
FOREIGN BONDS (J) - 7.0%

$ 500,000   Alberta Energy Co., Ltd.
            7.38%, 11/01/31                           Baa1         $      632,293
  700,000   British Sky Broadcasting Group, Plc
            7.30%, 10/15/06                           Ba1                 784,000
  450,000   British Telecom, Plc (h)
            8.38%, 12/15/10                           Baa1                569,105
  500,000   Calpine Canada Energy Finance
            8.50%, 05/01/08                           B1                  390,000
  355,000   Canadian Pacific, Ltd.
            9.45%, 08/01/21                           Baa2                511,860
  450,000   Canadian Pacific Railroad
            5.75%, 03/15/33                           Baa2                465,188
  450,000   Sappi Papier Holding AG (c)
            6.75%, 06/15/12                           Baa2                513,926
1,000,000   St. George Bank, Ltd., Yankee
            Debenture (c)
            7.15%, 10/15/05                           A3                1,091,598
  435,000   Stora Enso Oyj
            7.38%, 05/15/11                           Baa1                520,878
  500,000   Telus Corp.
            7.50%, 06/01/07                           Ba1                 557,500
  500,000   Vodafone Group, Plc
            6.25%, 11/30/32                           A2                  541,461
                                                                   --------------
            TOTAL FOREIGN BONDS                                         6,577,809
            (Cost $6,158,594)                                      --------------

MUNICIPAL OBLIGATIONS - 0.8%

  750,000   Illinois State General Obligation
            3.85%, 06/01/13                           Aa3                 737,235
                                                                   --------------
            TOTAL MUNICIPAL OBLIGATIONS                                   737,235
                                                                   --------------
            (Cost $748,522)
TOTAL INVESTMENTS - 98.7%                                              92,876,340
                                                                   --------------
(Cost $89,251,146)
NET OTHER ASSETS AND LIABILITIES - 1.3%                                 1,177,643
                                                                   --------------
TOTAL NET ASSETS - 100.0%                                          $   94,053,983
                                                                   ==============

----------------------------------
(a) All or a portion of this security is out on loan at June 30, 2003; the value of the securities loaned amounted to $3,018,355. The value of collateral amounted to $3,100,900 which consisted of cash equivalents.
(b)  Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2003, these securities amounted to $3,579,310 or 3.8% of net assets.
(d)  Security is valued by management (Note 2).
(e) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At June 30, 2003, these securities amounted to $362,594 or 0.4% of net assets.
(f) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(g)  Issuer filed for bankruptcy.
(h) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(i)  Pass Through Certificates.
(j)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note
NR   Not Rated

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2003, the aggregate cost of investment securities for tax purposes was $89,738,255. Net unrealized appreciation (depreciation) aggregated $3,138,085, of which $4,838,634 related to appreciated investment securities and $(1,700,549) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2003, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $31,931,609 and $19,567,476 of non-governmental issuers, respectively, and $37,578,960 and $46,946,640 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:


             Moody's Rating
               (Unaudited)

Aaa                                  12.9%
Aa                                   22.3%
A                                    24.9%
Baa                                  25.9%
Ba                                    4.8%
B                                     1.1%
Caa                                   0.7%
NR (Not Rated)                        6.5%
                                     ----
                                     99.1%
                                     ====



                S&P Ratings
                (Unaudited)

  AAA                                  0.9%
                                       ===



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-5

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments:
  Investments at cost                              $89,251,146
  Net unrealized appreciation                        3,625,194
                                                   -----------
    Total investments at value+                     92,876,340
  Cash                                                   4,325
  Short-term investments held as collateral for
  securities loaned                                  3,100,900
  Interest receivable                                1,345,618
                                                   -----------
    Total Assets                                    97,327,183
                                                   -----------
LIABILITIES:
  Collateral for securities loaned                   3,100,900
  Management fee payable                                31,799
  Trustees' fees and expenses payable                   11,654
  Accrued expenses and other payables                  128,847
                                                   -----------
    Total Liabilities                                3,273,200
                                                   -----------
NET ASSETS                                         $94,053,983
                                                   ===========

NET ASSETS CONSIST OF:
  Par Value                                        $ 8,592,306
  Paid-in capital                                   88,140,954
  Distribution in excess of net investment income     (510,819)
  Accumulated net realized loss                     (5,793,652)
  Net unrealized appreciation                        3,625,194
                                                   -----------
TOTAL NET ASSETS                                   $94,053,983
                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(10,000,000 AUTHORIZED SHARES WITH PAR VALUE OF
$1.00)                                               8,592,306
NET ASSET VALUE
Per share                                          $    10.946
                                                   ===========
MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK
EXCHANGE)
Per share                                          $     10.00
                                                   ===========
  +Total value of securities on loan               $ 3,018,355
                                                   ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-6

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                         $2,478,145
  Securities lending income                             4,047
                                                   ----------
    Total investment income                         2,482,192
                                                   ----------
EXPENSES
  Management fees                                     198,565
  Custodian and Fund accounting fees                   36,205
  Transfer agent fees                                  41,784
  Legal fees                                            2,546
  Audit fees                                           12,045
  Trustees' fees and expenses                           9,990
  Reports to shareholders                               2,320
  New York Stock Exchange fees                         12,212
  Miscellaneous                                         2,862
                                                   ----------
    Total expenses                                    318,529
                                                   ----------
NET INVESTMENT INCOME                               2,163,663
                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain on investments sold             1,812,209
  Net change in unrealized appreciation
  (depreciation) of investments                     1,542,382
                                                   ----------
NET GAIN ON INVESTMENTS                             3,354,591
                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                         $5,518,254
                                                   ==========

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                           JUNE 30, 2003       YEAR ENDED
                                            (UNAUDITED)     DECEMBER 31, 2002
-----------------------------------------------------------------------------
NET ASSETS AT BEGINNING OF PERIOD           $90,834,171       $90,773,702
                                            -----------       -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income                     2,163,663         4,857,694
    Net realized gain (loss) on
    investments sold                          1,812,209        (2,344,097)
    Net change in unrealized
    appreciation (depreciation) of
    investments                               1,542,382         2,573,374
                                            -----------       -----------
    Net increase in net assets resulting
    from operations                           5,518,254         5,086,971
                                            -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME                            (2,298,442)       (5,026,502)
                                            -----------       -----------
      Total increase in net assets            3,219,812            60,469
                                            -----------       -----------
NET ASSETS AT END OF PERIOD                 $94,053,983       $90,834,171
                                            ===========       ===========

Distribution in excess of net investment
income                                      $  (510,819)      $  (376,040)
                                            ===========       ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                             F-7

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                            JUNE 30, 2003    -------------------------------------------------------
                             (UNAUDITED)        2002        2001(1)      2000      1999      1998
                           ----------------  -----------  -----------  --------  --------  ---------
Net Asset Value,
beginning of period            $10.572         $10.565      $10.866    $10.958   $11.961   $ 11.821
                               -------         -------      -------    -------   -------   --------
Income from Investment
Operations:
  Net investment income          0.252           0.565        0.673(2)   0.802     0.802      0.810
  Net realized and
  unrealized gain (loss)
  on investments                 0.390           0.027       (0.209)    (0.084)   (0.965)     0.160
                               -------         -------      -------    -------   -------   --------
    Total from investment
    operations                   0.642           0.592        0.464      0.718    (0.163)     0.970
                               -------         -------      -------    -------   -------   --------
Less Distributions(3):
  Dividends from net
  investment income             (0.268)         (0.585)      (0.729)    (0.800)   (0.800)    (0.830)
  Distributions from net
  realized capital gains            --              --           --     (0.010)   (0.040)        --
  Return of capital                 --              --       (0.036)        --        --         --
                               -------         -------      -------    -------   -------   --------
    Total distributions         (0.268)         (0.585)      (0.765)    (0.810)   (0.840)    (0.830)
                               -------         -------      -------    -------   -------   --------
Net increase (decrease)
in net asset value               0.374           0.007       (0.301)    (0.092)   (1.003)     0.140
                               -------         -------      -------    -------   -------   --------
Net Asset Value, end of
period                         $10.946         $10.572      $10.565    $10.866   $10.958   $ 11.961
                               =======         =======      =======    =======   =======   ========
Market Value, end of
period                         $ 10.00         $  9.45      $  9.83    $ 10.00   $  8.81   $  11.13
                               =======         =======      =======    =======   =======   ========
Total Return on Market
Value, end of period              8.72%**      $  2.11%        6.00%     23.76%   (13.75)%    11.13%

Ratios/Supplemental Data
Net assets, end of period
(000's)                        $94,054         $90,834      $90,774    $93,362   $94,157   $102,770

Ratios to average net
assets:
  Net investment income           4.74%*          5.38%        6.23%      7.38%     7.00%      6.78%
  Operating expenses              0.70%*          0.86%        0.79%      0.74%     0.77%      0.73%
  Management fee                  0.44%*          0.45%        0.50%      0.50%     0.49%      0.49%
  Portfolio turnover rate           74%**           79%         128%        58%       24%        25%

---------------------------------------
*    Annualized.
**   Not annualized.
(1) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and market discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.022, an increase in net realized and unrealized gains and losses per share of $0.022 and a decrease in the ratio of net investment income to average net assets from 6.36% to 6.23%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares throughout the period.
(3) Certain prior year amounts have been reclassified to conform to the current year presentation.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-8

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION

Allmerica Securities Trust (the "Trust") was organized as a Massachusetts business trust on June 30, 1986, and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued using an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

At June 30, 2003, one security with a value of $362,594 or 0.4% of net assets was valued by management under the direction of the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Trust from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

FEDERAL TAXES: The Trust intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Trust will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends to shareholders resulting from net investment income are recorded on the ex-dividend date and paid quarterly. Net realized capital gains, if any, are distributed at least annually. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in both the timing of the recognition of losses deferred due to wash sales and differing treatments for the amortization of premium and market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

SECURITIES LENDING: The Trust, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Securities lending income" in the Statement of Operations. The Trust receives collateral against the loaned securities, which must be

--------------------------------------------------------------------------------
                                                                             F-9

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of the Trust's Portfolio of Investments.

EXPENSES: Most expenses of the Trust can be directly attributable to the Trust. Expenses which cannot be directly attributable to the Trust are allocated based upon relative net assets among the Trust and one other affiliated registered investment company, Allmerica Investment Trust (comprised of nine separate portfolios).

3.  INVESTMENT MANAGEMENT AND OTHER RELATED PARTY TRANSACTIONS

Opus Investment Management, Inc., a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("Allmerica Financial") serves as Investment Manager to the Trust. Effective February 1, 2003, the name of Allmerica Asset
Management, Inc. was changed to Opus Investment Management, Inc. ("Opus"). For these services, the Trust pays Opus an aggregate monthly compensation at the annual rate of (a) 3/10 of 1% of average net assets plus (b) 2-1/2% of the amount of interest income.

To the extent that normal operating expenses of the Trust, excluding taxes, interest, brokerage commissions and extraordinary expenses, but including the investment advisory fee, exceed 1.50% of the first $30,000,000 of the Trust's average weekly net assets, and 1.00% of any excess of such value over $30,000,000, Opus will bear such excess expenses.

IBT performs fund administration, custodian and fund accounting services for the Trust. IBT is entitled to receive a fee for these services, in addition to certain out-of-pocket expenses. Opus is solely responsible for the payment of the administration fee and the Trust pays the fees for the fund accounting and custodian services to IBT.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or the Investment Manager are reimbursed for their travel expenses in attending meetings of the Trustees and receive fees for their services. Such amounts are paid by the Trust.

4.  SHARES OF BENEFICIAL INTEREST

There are 10,000,000 shares of $1.00 par value common stock authorized. At
June 30, 2003, First Allmerica Financial Life Insurance Company, an indirect, wholly-owned subsidiary of Allmerica Financial, the Trustees and the officers of the Trust owned in the aggregate 118,315 shares of beneficial interest.

3.  RESTRICTED SECURITIES

At June 30, 2003, the Trust owned the following restricted security constituting 0.4% of net assets, which may not be publicly sold without registration under the Securities Act of 1933. The Trust would bear the registration costs in connection with the disposition of restricted securities held in the portfolio. The Trust does not have the right to demand that such securities be registered. The value of restricted securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Board of Trustees. Additional information on the restricted security is as follows:

                                  Date of      Par       Cost at
Issuer                          Acquisition   Amount   Acquisition    Value
-----------------------------------------------------------------------------
Jones (Edward D.) & Co., LP       05/06/94   $333,153   $333,153    $362,594
                                                        ========    ========

--------------------------------------------------------------------------------
F-10

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

                               OTHER INFORMATION
--------------------------------------------------------------------------------

                    SHAREHOLDER VOTING RESULTS: (UNAUDITED)
--------------------------------------------------------------------------------
The annual meeting of the Trust's shareholders was held on April 16, 2003 at which shareholders approved one proposal. The voting results were as follows:

PROPOSAL: To elect as Trustees the following nine nominees, each to serve until the next Annual Meeting of Shareholders and until his or her successor is duly elected and qualified.

                                                                 Shares     Shares
                                                                   For     Withheld    Total
----------------------------------------------------------------------------------------------
P. KEVIN CONDRON:               Number of Votes Cast:           6,747,128  183,762   6,930,890
                                Percentage of Votes Cast:           97.35%    2.65%     100.00%

JOCELYN S. DAVIS:               Number of Votes Cast:           6,734,630  196,260   6,930,890
                                Percentage of Votes Cast:           97.17%    2.83%     100.00%

CYNTHIA A. HARGADON:            Number of Votes Cast:           6,740,912  189,978   6,930,890
                                Percentage of Votes Cast:           97.26%    2.74%     100.00%

T. BRITTON HARRIS, IV:          Number of Votes Cast:           6,736,900  193,990   6,930,890
                                Percentage of Votes Cast:           97.20%    2.80%     100.00%

GORDON HOLMES:                  Number of Votes Cast:           6,745,738  185,152   6,930,890
                                Percentage of Votes Cast:           97.33%    2.67%     100.00%

MARK A. HUG:                    Number of Votes Cast:           6,732,890  198,000   6,930,890
                                Percentage of Votes Cast:           97.14%    2.86%     100.00%

JOHN P. KAVANAUGH:              Number of Votes Cast:           6,742,307  188,583   6,930,890
                                Percentage of Votes Cast:           97.28%    2.72%     100.00%

ATTIAT F. OTT:                  Number of Votes Cast:           6,745,250  185,640   6,930,890
                                Percentage of Votes Cast:           97.32%    2.68%     100.00%

RANNE P. WARNER:                Number of Votes Cast:           6,745,428  185,462   6,930,890
                                Percentage of Votes Cast:           97.32%    2.68%     100.00%

--------------------------------------------------------------------------------
                                                                            F-11

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

                       REGULATORY DISCLOSURES (UNAUDITED)
--------------------------------------------------------------------------------
The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is authorized for distribution to existing shareholders of Allmerica Securities Trust.

                      SHAREHOLDER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT PLAN: As a shareholder, you may participate in the Trust's Automatic Dividend Investment Plan. Under the plan, dividends and other distributions are automatically invested in additional full and fractional shares of the Trust to be held on deposit in your account. Such dividends and other distributions are invested at the net asset value if lower than market price plus brokerage commission or, if higher, at the market price plus brokerage commission. You will receive a statement after each payment date for a dividend or other distribution that will show the details of the transaction and the status of your account. You may terminate or rejoin at any time.

CASH INVESTMENT PLAN: The cash investment plan provides a systematic, convenient and inexpensive means to increase your investment in the Trust by putting your cash to work. The plan permits you to invest amounts ranging from $25 to $1,000 in any one month to purchase additional shares of the Trust. Regular monthly investment is not required.

Your funds are consolidated with funds of other participants to purchase shares. Shares are purchased in bulk and you realize the commission savings. You pay only a service charge of $1.00 per transaction and your proportionate share of the brokerage commission.

Your account will be credited with full and fractional shares purchased. Following each investment, you will receive a statement showing the details of the transaction and the current status of the account. The plan is voluntary and you may terminate at any time.

INVESTMENT MANAGER: Opus Investment Management, Inc.

PORTFOLIO MANAGER: Ann K. Tripp

INVESTMENT OBJECTIVES: The Trust's primary investment objective is to provide a high rate of current income, with capital appreciation as a secondary objective.

PRINCIPAL INVESTMENT POLICIES: The Trust seeks to achieve its objectives by investing in various types of fixed income securities with an emphasis on corporate debt obligations. Examples of the types of securities in which the Trust invests are corporate bonds, notes and debentures; mortgage-backed and asset-backed securities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and money market instruments. The Trust may invest up to 30% of its assets in high yield securities or "junk bonds" rated below investment grade but at least B- or higher by Moody's Investors Services or Standard & Poor's Rating Services or similar rating organizations, and in unrated securities determined by the Investment Manager to be of comparable quality. The Trust may invest up to 25% of its assets in U.S. dollar denominated foreign debt securities. The Trust may invest in securities with relatively long maturities as well as securities with shorter maturities.

PRINCIPAL RISKS:

..  Company Risk
..  Credit Risk
..  Foreign Investment Risk
..  Interest Rate Risk
..  Investment Management Risk
..  Liquidity Risk
..  Market Risk
..  Prepayment Risk

--------------------------------------------------------------------------------
F-12

                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
The Hanover Insurance Company Allmerica Financial Alliance Insurance Company Allmerica Financial Benefit Insurance Company Citizens Insurance Company of America Citizens Management Inc. AMGRO, Inc. Financial Profiles, Inc. VeraVest Investments, Inc. VeraVest Investment Advisors, Inc. Opus Investment Management, Inc. Allmerica Trust Company, N.A. First Allmerica Financial Life Insurance Company Allmerica Financial Life Insurance and Annuity Company
(all states except NY)

12164(6/03)                                                              03-1471

Item 2.   Code of Ethics

          Not Applicable

Item 3.   Audit Committee Financial Expert

          Not Applicable

Item 4.   Principal Accountant Fees and Services

          Not Applicable

Item 5.   Audit Committee of Listed Registrants

          Not Applicable

Item 6.   Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not Applicable

Item 8.   Reserved.

Item 9.   Controls and Procedures

          (a) The registrant's principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

          (b)    Changes to internal control over financial reporting: Not
                 Applicable

Item 10.  Exhibits

          (a)    Not Applicable

          (b)(1) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                 Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

             (2) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
                 Exhibit 99.906CERT.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Securities Trust

By: /s/ John P. Kavanaugh
    -------------------------
    John P. Kavanaugh
    President and Chairman

Date:  August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John P. Kavanaugh
    -------------------------
    John P. Kavanaugh
    President and Chairman

Date:   August 19, 2003

By: /s/ Paul T. Kane
    -------------------------
    Paul T. Kane
    Assistant Vice President and Treasurer
    (Principal Accounting Officer and
    Principal Financial Officer)

Date:   August 19, 2003